Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues		¥ 614,961,584	$ 85,670,723	¥ 573,418,256	¥ 687,201,070
Cost of revenues		107,772,147	15,013,812	117,688,301	153,360,262
Gross profit		507,189,437	70,656,911	455,729,955	533,840,808
Operating expenses:
Selling and marketing		281,429,426	39,206,128	301,259,528	272,927,356
General and administrative		128,967,761	17,966,588	140,086,062	72,939,790
Impairment loss on inventory, property, plant and equipment and other assets		36,715,041	5,114,798	157,415,875	8,655,487
Research and development		146,369,093	20,390,779	302,800,992	318,700,526
Total operating expenses		593,481,321	82,678,293	901,562,457	673,223,159
Loss from operations		(86,291,884)	(12,021,382)	(445,832,502)	(139,382,351)
Other income (expenses):
Late fees for taxes other than income tax					(3,603)
Late fees for social security insurance		(454,863)	(63,367)	(756,201)	(747,609)
Government grants		5,125,566	714,046	20,708,778	26,072,517
Financial expenses		(15,739,410)	(2,192,668)	(44,344,808)	(30,857,673)
Fair value changes of warrant liability		1,149,792	160,178	4,458,844	21,358
Other income(expense)		(4,718,525)	(657,341)	10,572,411	551,760
Total other income (expense)		(14,637,440)	(2,039,152)	(9,360,976)	(4,963,250)
Loss before income taxes		(100,929,324)	(14,060,534)	(455,193,478)	(144,345,601)
Income tax benefit(expense)		946,873	131,910	21,728,607	(1,133,504)
Net loss		(99,982,451)	(13,928,624)	(433,464,871)	(145,479,105)
Accretion to redemption value of convertible redeemable preferred shares					(137,991,697)
Net loss attributable to Lakeshore Group		(99,982,451)	(13,928,624)	(433,464,871)	(283,470,802)
Net loss		(99,982,451)	(13,928,624)	(433,464,871)	(145,479,105)
Other comprehensive income (loss), net of tax: Foreign currency translation adjustment		908,210	126,523	(3,767,798)	(137,500,063)
Total comprehensive loss		¥ (99,074,241)	$ (13,802,101)	¥ (437,232,669)	¥ (282,979,168)
Loss per share*:
Loss per share basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (5.22)	$ (0.73)	¥ (40.54)	¥ (23.55)
Loss per share diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (5.22)	$ (0.73)	¥ (40.54)	¥ (23.55)
Weighted average number of ordinary shares outstanding*:
Weighted average number of ordinary shares outstanding basic (in Shares)	[1]	19,158,907	19,158,907	10,692,312	6,178,547
Weighted average number of ordinary shares outstanding diluted (in Shares)	[1]	19,158,907	19,158,907	10,692,312	6,178,547

[1]	Gives retroactive effect to the Share Consolidation in October 2024.